UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22962

SBL Fund

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee
SBL Fund
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N- CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Reports to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

June 30, 2014

Guggenheim Funds Semi-Annual Report

Series Z	(Alpha Opportunity Series)

SBLZ-SEMI-0614x1214	guggenheiminvestments.com

This report and the ﬁnancial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Guggenheim Funds Distributors, LLC.

TABLE OF CONTENTS

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	4
SERIES Z (ALPHA OPPORTUNITY SERIES)	6
NOTES TO FINANCIAL STATEMENTS	11
OTHER INFORMATION	20
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	25
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	29

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

June 30, 2014

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for Series Z (Alpha Opportunity Series) (the “Fund”). This report covers performance of the Fund for the semi-annual period ended June 30, 2014.

The Investment Adviser is a part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, (“Guggenheim”) a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Fund. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

As noted in the Series’ prior shareholder reports, the Series has been working to resolve certain outstanding short sale transactions with Lehman Brothers International Europe (LBIE) and its administrator. The Series’ exposure to LBIE due to these transactions consisted of short sale proceeds and long positions held at the Series’ custodian as collateral. This has prevented the Series from pursuing its intended investment program. These matters have been resolved, and LBIE and its former affiliate, Lehman Brothers, Inc., recently released the collateral held in connection with the Series’ open short sale transactions.

Update on Investment Strategies

In light of the developments relating to LBIE, the Board of Trustees of SBL Fund, in consultation with management, is considering whether to make long-term changes to the Series’ investment program. In the interim, the Series will be managed in a manner that employs only the Domestic Long/Short Sub-Portfolio and Indexed Sub-Portfolio and will not resume the Global Long/Short Sub-Portfolio portion of its investment program. If any further changes are approved, you will receive additional information explaining these changes and their consequences to your investments.

Until further notice, the Series is not accepting subscriptions for shares from either new or existing shareholders (except subscriptions through automatic dividend reinvestments in the Series). Of course, a shareholder may sell (or “redeem”) shares at any time (please see “Purchase and Redemption of Shares” in the Series’ prospectus for more information).

Redomiciliation

At a meeting of shareholders held on January 8, 2014, shareholders of the Series approved the reorganization of the Series from a series of a Kansas corporation to a series of a Delaware statutory trust (the “Reorganization”). The Reorganization was delayed pending the resolution of the LBIE matter discussed above. In light of the resolution of that matter, the Series will reorganize with and into a corresponding “shell” series (“New Series”) of Guggenheim Variable Funds Trust in September, 2014.

Upon completion of the Reorganization, shareholders of the Series will own shares of the corresponding class of the New Series that are equal in number and in value to the shares of the Series that were held by those shareholders immediately prior to the closing of the Reorganization. In addition, the respective share classes of the New Series will assume the performance, financial and other historical information of those of the Series. The procedure for redeeming shares will remain unchanged.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
July 31, 2014

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

The Fund may not be suitable for all investors. Investing involves risks, including the entire loss of principal amount invested. Certain Funds may be affected by risks that include those associated with sector concentration, international investing, investing in small and/or medium size companies, and/or the Funds’ possible use of investment techniques and strategies such as leverage, derivatives and short sales of securities. Please see each Fund’s prospectus for more information.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	June 30, 2014

Economic growth hit a winter soft patch in the first quarter of 2014, but strong underlying fundamentals helped the economy strengthen in the second quarter. The economy is adding an average of 214,000 jobs per month in 2014, while the housing market is being helped by an improving labor market, subdued mortgage rates, and tight inventory. State and local government spending is positive for growth for the first time in five years. After the period end, minutes released from the U.S. Federal Reserve’s (the “Fed”) June meeting indicated a clear end-date for its quantitative easing program–October 2014–following reductions that began in January of the Fed’s monthly purchases of U.S. Treasury securities and mortgage-backed securities.

Overseas political concerns, European monetary policy, and devaluation of the Chinese currency combined in the period to help push global investors into U.S. Treasuries, driving rates lower. As growth accelerates in the U.S., rates are expected to climb, but the upward pressure on rates from economic growth could be offset by increasing overseas demand and falling debt issuance by the U.S. government, putting a cap on how far rates can rise before the Fed begins tightening.

Recent economic data suggest that growth is improving slowly in the euro zone core and, even more so, in the peripheral countries. The European Central Bank has enacted further monetary easing, which is expected to push both yields and the euro lower, supporting the recovery. Asia is seeking an export-led rebound, although more monetary accommodation may be needed to sustain Japan’s economic expansion. Recent reforms in China are having a positive effect, but policymakers continue to depreciate the currency to help maintain export competitiveness.

Global central banks continue to flood markets with abundant liquidity. A synchronous global expansion is beginning to take hold, creating a positive environment for risk assets. We are approaching the speculative phase of the bull market in both equity and credit. Equities continue to benefit from an improving economy and continued capital flows into the U.S. Credit spreads continue to remain tight in the near term. Historically, spreads don’t begin to widen until defaults rise, which typically takes place one to two years after the Fed begins a tightening cycle.

For the six-month period ended June 30, 2014, the Standard & Poor’s 500® (“S&P 500”) Index* returned 7.14%. Foreign markets were also strong: the Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned 4.78%. The return of the MSCI Emerging Markets Index* was 6.14%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a 3.93% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 5.46%. The return of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.02% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2013 and ending June 30, 2014.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio1,4	Fund Return	Beginning Account Value December 31, 2013	Ending Account Value June 30, 2014	Expenses Paid During Period2
Table 1. Based on actual Fund return3
Series Z (Alpha Opportunity Series)	2.31%	5.80%	$1,000.00	$1,058.00	$11.79

Table 2. Based on hypothetical 5% return (before expenses)
Series Z (Alpha Opportunity Series)	2.31%	5.00%	$1,000.00	$1,013.34	$11.53

1	Annualized.
2
Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.

3	Actual cumulative return at net asset value for the period December 31, 2013 to June 30, 2014.
4	This ratio represents annualized net expenses which includes extraordinary expenses. Excluding these expenses, the operating expense ratio would be 2.29%.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

FUND PROFILE (Unaudited)	June 30, 2014

SERIES Z (ALPHA OPPORTUNITY SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

 “Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: July 7, 2003

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Value

COMMON STOCKS - 0.0%

MATERIALS - 0.0%
Coeur Mining, Inc.*, †	1	$9

FINANCIALS - 0.0%
Irish Bank Resolution Corporation Ltd.*, †††, 4	16,638	—

Total Common Stocks
(Cost $101,261)		9

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 61.6%
Freddie Mac1
0.03% due 07/28/14	$2,500,000	2,499,943
Federal Home Loan Bank2
0.06% due 08/29/14	2,500,000	2,499,878
Farmer Mac2
0.07% due 10/01/14	2,500,000	2,499,680
Fannie Mae1
0.04% due 10/14/14	2,500,000	2,499,635
Total Federal Agency Discount Notes
(Cost $9,998,945)		9,999,136

REPURCHASE AGREEMENT††,3 - 37.0%
State Street issued 06/30/14 at 0.00% due 07/01/14	6,000,103	6,000,103
Total Repurchase Agreement
(Cost $6,000,103)		6,000,103

Total Investments - 98.6%
(Cost $16,100,309)		$15,999,248
Other Assets & Liabilities, net - 1.4%		232,915
Total Net Assets - 100.0%		$16,232,163

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS PURCHASED†
September 2014 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $4,099,200)	42	$60,425

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International July 2014 Goldman Sachs Multi-Hedge Strategies Short Index Swap, Terminating 07/10/145 (Notional Value $2,367,036)	19,087	$(25,865)

OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International July 2014 Goldman Sachs Multi-Hedge Strategies Long Index Swap, Terminating 07/10/146 (Notional Value $8,162,782)	63,580	$147,707

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
1	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
2	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
3	Repurchase Agreement — See Note 5.
4	Illiquid security.
5	Total Return based on Goldman Sachs Multi-Hedge Strategies Short Index +/- financing at a variable rate.
6	Total Return based on Goldman Sachs Multi-Hedge Strategies Long Index +/- financing at a variable rate.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

SERIES Z (ALPHA OPPORTUNITY SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2014

Assets:
Investments, at value (cost $10,100,206)	$9,999,145
Repurchase agreements, at value (cost $6,000,103)	6,000,103
Total investments (cost $16,100,309)	15,999,248
Segregated cash with broker	181,650
Unrealized appreciation on swap agreements	147,707
Prepaid expenses	125
Cash	15
Receivables:
Investment advisor	2,623
Dividends	1,789
Total assets	16,333,157

Liabilities:
Unrealized depreciation on swap agreements	25,865
Payable for:
Fund shares redeemed	33,160
Management fees	16,663
Transfer agent/maintenance fees	4,276
Fund accounting/administration fees	2,000
Trustees’ fees*	945
Miscellaneous	18,085
Total liabilities	100,994
Net assets	$16,232,163

Net assets consist of:
Paid in capital	$14,017,679
Accumulated net investment loss	(81,628)
Accumulated net realized gain on investments	2,214,870
Net unrealized appreciation on investments	81,242
Net assets	$16,232,163
Capital shares outstanding	613,966
Net asset value per share	$26.44

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2014

Investment Income:
Dividends (net of foreign withholding tax of $1,020)	$104,611
Interest	69
Total investment income	104,680

Expenses:
Management fees	100,760
Transfer agent/maintenance fees	12,400
Fund accounting/administration fees	12,656
Legal fees	38,871
Professional fees	11,106
Custodian fees	5,407
Trustees’ fees*	730
Miscellaneous	8,748
Total expenses	190,678
Less:
Expenses waived by Advisor	(4,308)
Net expenses	186,370
Net investment loss	(81,690)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,801,403
Futures contracts	275,996
Foreign currency	130,504
Securities sold short	925,765
Net realized gain	5,133,668
Net change in unrealized appreciation (depreciation) on:
Investments	(4,706,296)
Securities sold short	466,264
Swap agreements	121,842
Futures contracts	4,707
Foreign currency	(35,398)
Net change in unrealized appreciation (depreciation)	(4,148,881)
Net realized and unrealized gain	984,787
Net increase in net assets resulting from operations	$903,097

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES Z (ALPHA OPPORTUNITY SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(81,690)	$(112,589)
Net realized gain on investments	5,133,668	1,027,589
Net change in unrealized appreciation (depreciation) on investments	(4,148,881)	3,079,185
Net increase in net assets resulting from operations	903,097	3,994,185

Capital share transactions:
Proceeds from sale of shares	—	—
Cost of shares redeemed	(1,378,055)	(2,858,472)
Net decrease from capital share transactions	(1,378,055)	(2,858,472)
Net increase (decrease) in net assets	(474,958)	1,135,713

Net assets:
Beginning of period	16,707,121	15,571,408
End of period	$16,232,163	$16,707,121
Accumulated net investment loss/Undistributed net investment income at end of period	$(81,628)	$62

Capital share activity:
Shares sold	—	—
Shares redeemed	(54,436)	(127,960)
Net decrease in shares	(54,436)	(127,960)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

SERIES Z (ALPHA OPPORTUNITY SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2014a	Year Ended December 31, 2013	Year Ended December 31, 2012		Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Per Share Data
Net asset value, beginning of period	$25.00	$19.55	$17.24		$16.98	$14.03	$10.76
Income (loss) from investment operations:
Net investment income (loss)b	(.13)	(.15)	(.08)		(.12)	(.10)	(.06)
Net gain (loss) on investments (realized and unrealized)	1.57	5.60	2.36		.38	3.05	3.33
Net increase from payments by affiliates	—	—	.03	f	—	—	—
Total from investment operations	1.44	5.45	2.31		.26	2.95	3.27
Net asset value, end of period	$26.44	$25.00	$19.55		$17.24	$16.98	$14.03

Total Returnc	5.80%	27.83%	13.40	%f	1.77%	20.74%	30.39%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,232	$16,707	$15,571		$17,161	$21,149	$22,633
Ratios to average net assets:
Net investment income (loss)	(1.01%)	(0.69%)	(0.41%)		(0.66%)	(0.89%)	(0.52%)
Total expenses	2.37%	3.03%	2.22%		2.29%	2.27%	2.85%
Net expensesd,e	2.31%	2.44%	2.22%		2.29%	2.07%	1.74%
Portfolio turnover rate	—	548%	720%		730%	768%	555%

a	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c
Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

d	Net expense information reflects the expense ratios after expense waivers, and may include interest or dividend expense.
e	Excluding interest and dividend expense related to short sales, the operating expense ratios for the periods presented would be:

06/30/14	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09
2.29%	2.35%	2.06%	2.21%	1.90%	1.69%

f
For the year ended December 31, 2012, 0.17% of the Series total return consisted of a voluntary reimbursement by the advisor for losses incurred during fund trading. Excluding this item, total return would have been 13.23% for the Series.

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

The SBL Fund (the “Trust”), a Kansas business trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as a non-diversified, open-ended investment company of the series type. The Trust is authorized to issue an unlimited number of shares. Security Benefit Life Insurance Company (“SBL”) and SBL’s affiliated life insurance company as well as unaffiliated life insurance companies purchase shares of the Fund for their variable annuity and variable life insurance separate accounts.

This report covers the Series Z (Alpha Opportunity Series) (the “Fund”).

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value per share (“NAV”) of a Fund is calculated by dividing the market value of the Fund’s securities, plus the value of the Fund’s other assets, less all liabilities, by the number of outstanding shares of the Fund.

A. Valuations of the Fund’s securities are supplied primarily by pricing services approved by the Board of Trustees. A Valuation Committee is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The Valuation Committee will review the valuation of all assets which have been fair valued for reasonableness. The Trust’s officers, through the Valuation Committee under the general supervision of the Board of Trustees, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, which approximates market value.

Repurchase agreements are valued at amortized cost, which approximates market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of index swap agreements entered into by the Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s value is then adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) obtaining general information as to how these securities

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

and assets trade; and (ii) obtaining other information and considerations, including current values in related markets.

In connection with futures contracts, and other derivative investments, obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

B. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedule of Investments reflect the effective rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

C. Upon entering into a futures contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.

E. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

F. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

G. Expenses directly attributable to a Fund are charged directly to the Fund. Other expenses common to various funds within the fund complex are generally allocated amongst such funds on the basis of average net assets.

H. Under the fee arrangement with the custodian, the Fund may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended June 30, 2014, there were no earnings credits received.

The Fund may leave cash overnight in its cash account with the custodian. Periodically, the Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Segregated cash with broker is held as collateral for investments in derivative instruments such as futures contracts or swap agreements.

I. Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Financial Instruments

As part of its investment strategy, the Fund utilizes a variety of derivative instruments including futures and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statement of Assets and Liabilities.

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts and related options, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. The Fund uses, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to the Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Fund pays GI investment advisory fees calculated at an annualized rate of 1.25% of the average daily net assets of the Fund.

RFS is paid the following for providing transfer agent services to the Fund:

Annual charge per account	$5.00 – $8.00
Transaction fee	$0.60 – $1.10
Minimum annual charge per Fund†	$25,000
Certain out-of-pocket charges	Varies

†	Not subject to Fund during first twelve months of operations.

RFS also acts as the administrative agent for the Fund, and as such performs administrative functions and the bookkeeping, accounting and pricing functions for the Fund. For these services, RFS receives 0.15% of the average daily net assets of the Fund. The minimum annual charge for administrative fees is $25,000.

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The investment advisory contract for the Fund provides that the total expenses be limited to a percentage of average net assets for the Fund, exclusive of brokerage costs, dividends on securities sold short, expenses of other investment companies in which the Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limit is listed below:

	Limit	Effective Date	Contract End Date
Series Z (Alpha Opportunity Series)	2.35%	11/30/12	05/01/15

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

GI is entitled to reimbursement by the Fund for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. At June 30, 2014, the amount of fees waived or expenses reimbursed that are subject to recoupment are presented in the following table:

Fund	Expires 2014	Expires 2015	Expires 2016	Expires 2017	Fund Total
Series Z (Alpha Opportunity Series)	$—	$—	$98,175	$4,308	$102,483

For the period ended June 30, 2014, no amounts were recouped by GI.

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

At June 30, 2014, Security Benefit Life Insurance Company, through its insurance company separate accounts, owned shares of the Fund, as follows:

Fund	Percent of outstanding shares owned
Series Z (Alpha Opportunity Series)	100%

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1	—	quoted prices in active markets for identical assets or liabilities.

Level 2	—	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3	—	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Fund’s net assets at June 30, 2014:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
Series Z (Alpha Opportunity Series)	$9	$60,425	$15,999,239	$147,707	$—	$16,207,380

Liabilities
Series Z (Alpha Opportunity Series)	$—	$—	$—	$25,865	$—	$25,865

*	Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2014, there were no transfers between levels.

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets and liabilities for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2014:

LEVEL 3 - Fair value measurement using significant unobservable inputs

Fund	Total
Series Z (Alpha Opportunity Series) (See Note 10)
Liabilities:
Beginning Balance	$(7,786,654)
Sales	7,786,654
Ending Balance	$—

5. Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian takes possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

At June 30, 2014, the collateral for the repurchase agreements was as follows:

Fund	Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Series Z (Alpha Opportunity Series)	State Street			Fannie Mae
	0.00%			2.17%
	Due 07/01/14	$6,000,103	$6,000,103	10/17/22	$6,455,000	$6,123,859

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund’s investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

6. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund utilized derivatives for the following purposes:

Fund	Index Exposure	Speculation
Series Z (Alpha Opportunity Series)	x	x

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table represents the notional amount of derivative instruments outstanding as an approximate percentage of the Fund’s net assets on a daily basis.

	Approximate percentage of Fund’s net assets on a daily basis
Fund	Long	Short
Series Z (Alpha Opportunity Series)	75%	15%

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of June 30, 2014:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity contracts	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

The following table sets forth the fair value of the Fund’s derivative investments categorized by primary risk exposure at June 30, 2014:

Asset Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Total Value at June 30, 2014
Series Z (Alpha Opportunity Series)	$60,425	$147,707	$208,132

Liability Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Total Value at June 30, 2014
Series Z (Alpha Opportunity Series)	$—	$25,865	$25,865

*
Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the period ended June 30, 2014:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Net change in unrealized appreciation (depreciation) on swap agreements

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statement of Operations categorized by primary risk exposure for the period ended June 30, 2014:

Realized Gain (Loss) on Derivative Investments Recognized on the Statement of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Total
Series Z (Alpha Opportunity Series)	$275,996	$—	$275,996

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statement of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Total
Series Z (Alpha Opportunity Series)	$4,707	$121,842	$126,549

7. Offsetting

In the normal course of business, the Fund enters into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Fund to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statement of Assets and Liabilities in conformity with U.S. GAAP.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

					Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets1	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Assets Presented on the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received2	Net Amount
Series Z (Alpha Opportunity Series)	Swap equity contracts	$147,707	$—	$147,707	$—	$—	$147,707

					Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities1	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Liabilities Presented on the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged2	Net Amount
Series Z (Alpha Opportunity Series)	Swap equity contracts	$25,865	$—	$25,865	$—	$—	$25,865

1	Exchange-traded futures are excluded from these reported amounts.
2	Excludes maintenance margin deposits held at the broker related to derivatives. These amounts are reflected as segregated cash with broker on the Statement of Assets and Liabilities.

8. Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and simplified some of the tax provisions applicable to regulated investment companies, the tax reporting to their shareholders and improved the tax efficiency of certain fund structures. The greatest impact to the disclosure in the financial reports for the Fund was on the treatment of net capital losses, effective for tax years beginning after December 22, 2010.

One of the more prominent changes addresses capital loss carryforwards. The Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

At June 30, 2014, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Loss
Series Z (Alpha Opportunity Series)	$16,100,309	$270	$(101,331)	$(101,061)

9. Securities Transactions

For the period ended June 30, 2014, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Series Z (Alpha Opportunity Series)	$—	$5,353,730

10. Series Z

As noted in the Fund’s prior shareholder reports, the Fund has been working to resolve certain outstanding short sale transactions with Lehman Brothers International Europe (“LBIE”) and its administrator. The Fund contracted with LBIE to provide prime brokerage services related to the Fund’s short selling, and on September 15, 2008, LBIE was placed into administration and a third party administrator was named. The Fund’s exposure to LBIE consisted of short sale proceeds held by LBIE, and restricted long positions held at the Fund’s custodian, as collateral for said short sales. These matters have been resolved; in June 2014, the Fund made a settlement payment to discharge all remaining obligations to LBIE, and LBIE and its former affiliate, Lehman Brothers, Inc., released the collateral held in connection with the Fund’s open short sale transactions.

As of the close of business on October 3, 2008, and until further notice, the Fund is not accepting subscriptions for shares from either new or existing shareholders.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

330 Madison Avenue
10th Floor
New York, NY 10017
(Headquarters)

Four Irvington Centre
805 King Farm Boulevard
Suite 600
Rockville, MD 20850

9401 Indian Creek Parkway
40 Corporate Woods
Suite 850
Overland Park, KS 66210

Distributor Change

Effective March 3, 2014, Guggenheim Distributors, LLC (“GD”), the distributor for shares of the Funds was consolidated into and with Guggenheim Funds Distributors, LLC (“GFD”). Following the consolidation, GFD serves as the Funds’ distributor.

GD and GFD are both indirect, wholly-owned subsidiaries of Guggenheim Capital, LLC and, therefore, the consolidation will not result in a change of actual control of the Funds’ distributor. The primary goal of the consolidation is to achieve greater operational efficiencies and allow all of the Guggenheim funds, including funds that are not series of the Trusts, to be distributed by a single distributor.

The consolidation is not expected to affect the day-to-day management of the Funds or result in any material changes to the distribution of the Funds, including any changes to the distribution fees paid by the Funds.

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)(continued)

SBL Fund

SBL Fund (the “Registrant” or “Fund”) was organized as a Kansas corporation on May 26, 1977. Prior to April 30, 2014, the Registrant and its series were registered under the Securities Act of 1933 (“1933 Act”) and under the 1940 Act. In addition, prior to April 30, 2014, Series Z (Alpha Opportunity Series) (the “Series”), the sole remaining series of the Fund, was registered under the 1933 Act and 1940 Act. This filing is being made to reflect that, as of the date of this filing, the Series is registered only under the 1940 Act. The Series does not currently offer shares to the public. The other previously existing series of the Fund were reorganized into series of a Delaware statutory trust, Guggenheim Variable Funds Trust, which also assumed the then-existing 1933 and 1940 registration statements and file numbers.

Report of the SBL Fund Contracts Review Committee with respect to Series Z (Alpha Opportunity)

SBL Fund (the “Corporation”) was organized by Security Benefit Life Insurance Company (“SBL”) as a Kansas corporation on May 26, 1977, and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Effective April 30, 2014, the Corporation consists of one active series, Series Z (Alpha Opportunity) (the “Fund” or “Series Z”)1 and serves as the investment vehicle for certain variable annuity and variable life insurance separate accounts of SBL, life insurance company separate accounts of affiliates of SBL, and life insurance company separate accounts of insurers that are not affiliated with SBL. Security Investors, LLC, also known as Guggenheim Investments, (“Security Investors” or the “Investment Manager”), an indirect subsidiary of Guggenheim Partners, LLC, a global diversified financial services firm (“Guggenheim Partners”), serves as the Fund’s investment manager pursuant to an investment management agreement between the Corporation and Security Investors (the “Investment Management Agreement”), with respect to the Fund.2 (Guggenheim Partners, Security Investors and their affiliates may be referred to herein collectively as “Guggenheim.”) Under the supervision of the Corporation’s Board of Directors (the “Board” and the members of the Board individually, the “Directors”), Security Investors provides investment research, advice and supervision, a continuous investment program and the purchase and sale of securities and other investments for the Fund’s portfolio.

At meetings held in person on April 17, 2014 (the “April Meeting”), and on May 12, 2014 (the “May Meeting”), the members of the Contracts Review Committee of the Board (the “Committee”), consisting solely of the Directors who are not “interested persons,” as defined by the 1940 Act, of the Corporation (the “Independent Directors”), met separately from Guggenheim to consider the renewal of the Investment Management Agreement in connection with the Committee’s annual contract review schedule and the consideration of other investment advisory agreements for registered investment companies for which Guggenheim Investments serves as investment adviser/manager (collectively with Series Z, “Guggenheim Funds”). As part of its review process, the Committee was represented by independent legal counsel to the Independent Directors (“Independent Legal Counsel”). Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Directors’ legal responsibilities relating to the proposed renewal of the Investment Management Agreement and other principal contracts. In this connection, Independent Legal Counsel advised the Committee of: (i) the responsibilities of board members under applicable law; (ii) the standards for determining what constitutes an excessive fee as delineated by the courts and the factors the Directors should consider in determining whether to approve the fee arrangements; and (iii) the disclosure requirements pertaining to these approvals, as required by the Securities and Exchange Commission. The Committee took into account various materials received from Guggenheim and Independent Legal Counsel. Recognizing that the evaluation process with respect to the services provided by the Investment Manager is an ongoing one, the Committee also considered the variety of written materials, reports and oral presentations it received (and received by the full Board) throughout the year regarding performance and operating results of the Fund.

1
Effective April 30, 2014, Guggenheim Variable Funds Trust, a Delaware statutory trust (the “Trust”) is the successor of all of the existing and active series of the Corporation, except for the Fund, following the reorganization of each series of the Corporation with and into a corresponding “shell” series of the Trust (the “Reorganizations”). The Reorganizations, which were approved by the Board of Directors of the Corporation, including the Independent Directors, and by shareholders, were intended to, among other things, take advantage of various benefits available to registered investment companies organized as Delaware statutory trusts, including, but not limited to, Delaware’s comprehensive body of law related to investment companies which may reduce legal uncertainty and risk. At a meeting of shareholders held on January 8, 2014, shareholders of the Fund approved the reorganization of Series Z to a corresponding new series of the Trust (the “Series Z Reorganization”). Due to certain outstanding transactions with Lehman Brothers International Europe (“LBIE”) and its administrator, the Series Z Reorganization was delayed pending the resolution of the LBIE matter. Upon completion of the Series Z Reorganization, the corresponding series of the Trust will assume the performance, financial and other historical information of the predecessor Series Z. However, because Series Z was not reorganized into the Trust at the time of the Board’s review of the investment management agreement, the Board’s approval for Series Z was as a series of SBL Fund.

2	The Investment Management Agreement for Series Z will be transferred to the Trust upon the Series Z Reorganization.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

OTHER INFORMATION (Unaudited)(continued)

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help boards of directors/trustees fulfill their advisory contract renewal responsibilities. The objective of the reports is to present the subject funds’ relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. Guggenheim prepared a comprehensive presentation in response to a formal request for information sent by Independent Legal Counsel on behalf of the Committee. In addition, Guggenheim made a detailed presentation at the April Meeting, which addressed areas identified for discussion by the Committee Chair and Vice Chair and Independent Legal Counsel. Throughout the process, the Committee asked questions of management and requested certain additional information which Guggenheim provided following the April Meeting (collectively with the foregoing reports and materials, the “Contract Materials”).

Among other things, Guggenheim provided: (i) organizational charts and presentations, staffing reports and biographies of those key personnel of Guggenheim providing services to the Guggenheim Funds; (ii) descriptions of various functions performed by Guggenheim for the Guggenheim Funds, such as portfolio trading practices, brokerage matters, trade allocation and best execution; (iii) information regarding the Investment Manager’s compliance and regulatory history, including its Form ADV; and (iv) information concerning the parent company and overall Guggenheim organization and strategic plans and goals, all to assist the Committee in assessing the nature, extent and quality of services provided by the Investment Manager. In addition, Guggenheim’s response included information comparing the investment performance, advisory fees and total expenses of the Fund to other funds (including such information presented in the FUSE reports as well as supplemental information prepared by Guggenheim), charts showing revenues for Guggenheim by product line and each Guggenheim Fund, including a break-out of various expenses, a description of the expense allocation methodology and information about the profitability of the Guggenheim Funds to Guggenheim Investments (the investment management business of Guggenheim Partners), financial information for Guggenheim Investments (unaudited), and information about Guggenheim’s compliance and risk management programs.

Following an analysis and discussion of the factors identified below and in the exercise of its business judgment, the Committee concluded that it was in the best interests of the Fund to recommend that the Board approve the renewal of the Investment Management Agreement for an additional 12-month term.

Nature, Extent and Quality of Services Provided by the Investment Manager: With respect to the nature, extent and quality of services currently provided by the Investment Manager, the Committee considered the information provided by Guggenheim concerning the education, experience, professional affiliations, area of responsibility and duties of all key personnel performing services for the Guggenheim Funds, including those personnel providing compliance oversight. In this connection, the Committee considered Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Guggenheim Funds and noted Guggenheim’s report on recent additions and departures in personnel who work on matters relating to the Guggenheim Funds or are significant to the operations of the Investment Manager. The Committee noted that on a regular basis the Board receives and reviews information from the Corporation’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. In addition, the Committee took into account the various compliance and risk management initiatives undertaken by Guggenheim, including, among other things, the hiring of a new Chief Risk Officer, Portfolio Management, responsible for implementing various initiatives related to the risks associated with the investment process, the organization’s risk management infrastructure and critical activities. The Committee also considered Guggenheim’s other initiatives intended to achieve greater enhancements and efficiencies in the organization’s ability to provide services to all of the registered investment companies for which Security Investors or another Guggenheim affiliate serves as investment adviser/manager (including the Fund), such as efforts to streamline and simplify the organizational structure of Guggenheim’s advisory business, as reflected by the internal restructuring that consolidated the investment advisers, broker/dealers and other entities that comprise “Guggenheim Investments” under a new, single holding company, Guggenheim Partners Investment Management Holdings, LLC (“GPIMH”). In this regard, the Committee considered that although the restructuring neither impacted the services rendered on a day-to-day basis to the Guggenheim Funds nor changed the ultimate ownership of the various Guggenheim entities involved, which, through GPIMH, continue to be indirect subsidiaries of Guggenheim Capital, LLC, Guggenheim stated that the restructuring will allow the financial statements of the various entities to be consolidated and audited, thus providing a clearer view of Guggenheim Investments’ business within the broader Guggenheim organization. In connection with the Committee’s evaluation of the

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)(continued)

overall package of services provided by the Investment Manager, the Committee considered the Investment Manager’s administrative capabilities, including its role in monitoring and coordinating compliance responsibilities with the fund administrator, transfer agent, distributor, custodian and other service providers to the Guggenheim Funds.

With respect to Guggenheim’s resources and the ability of the Investment Manager to carry out its responsibilities under the Investment Management Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee certain unaudited financial information concerning GPIMH. (The Committee received the audited financial statements of GPIMH once available following the May Meeting.)

The Committee also considered the acceptability of the terms of the Investment Management Agreement (including the scope of services required to be performed by the Investment Manager). Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and at the May Meeting, as well as other considerations, including the Committee’s knowledge of the Investment Manager’s quality of performance of its duties through Board meetings, discussions, and reports throughout the year, the Committee concluded that Security Investors and its personnel were qualified to serve the Fund in such capacity and may reasonably be expected to continue to provide a high quality of services under the Investment Management Agreement with respect to the Fund.

Investment Performance: The Committee received for the Fund investment returns for the ten-year, five-year, three-year, one-year and three-month periods ended December 31, 2013. The Committee also received from FUSE representatives and considered a description of the methodology employed by FUSE for identifying each of the Guggenheim Funds’ peer group of similar funds and fund universe for performance and expense comparisons, including for Series Z. In this connection, the Committee noted that due to the Fund’s unique investment program and limited number of comparable funds, the Fund’s peer group and universe were the same, consisting of the Fund and five other long/short equity funds identified by FUSE. (Accordingly, references hereafter to the Fund’s “peer group” should be understood as being interchangeable with or equivalent to the Fund’s “performance universe.”)

In seeking to evaluate Fund performance over a full market cycle, the Committee generally focused its attention first on five-year and three-year performance rankings as compared to the peer group, but in light of the resignation of Mainstream Investment Advisors, LLC, effective, September 30, 2013, as the Fund’s sub-adviser for the domestic long/short sub-portfolio of the Fund, the Committee also considered more recent performance periods, including the one-year period and the three-month period.3 In this connection, the Committee noted that the Investment Manager assumed investment management responsibility for the domestic long/short sub-portfolio as of September 30, 2013. The Committee considered that the Fund outperformed its peer group median and average for the five-, three- and one-year and three-month periods ended December 31, 2013, in each case ranking in the first or second quartile of its peer group. The Committee also noted information provided by Guggenheim that the Fund’s performance for the periods ended December 31, 2013, lagged the Fund’s benchmark, the S&P 500 Index, for the three-month, one-year and three-year periods, but outperformed the benchmark for the five-year period.

The Committee also considered the circumstances affecting the management of the Fund as a result of the Fund’s prime broker, Lehman Brothers International Europe (“LBIE”), being placed into administration on September 15, 2008. The Fund’s exposure to LBIE consists of short sale proceeds held by LBIE, and restricted long positions held at the Fund’s custodian, as collateral for such short sales. Until such time as the liability for the short sales was settled and all restrictions were removed by LBIE and Lehman Brothers, Inc. (“LBI”), the Fund could not sell such restricted long positions and/or utilize the restricted cash balances to achieve the Fund’s investment objectives and/or meet Fund redemptions or other Fund obligations. In evaluating the services provided by the Investment Manager and the performance of the Fund, the Committee also considered Guggenheim’s efforts to resolve the issues with LBIE and LBI and to seek the release of the collateral by LBIE and LBI in conjunction with the potential settlement of LBIE’s claim. In addition, the Committee took into

3
Prior to September 30, 2013, Mainstream Investment Advisers, LLC (“Mainstream”) acted as sub-adviser to Series Z. Pursuant to an investment sub-advisory agreement, Mainstream furnished investment advisory services, supervised and arranged for the purchase and sale of securities on behalf of a portion of the assets of Series Z and provided for the compilation and maintenance of records pertaining to such investment advisory services, subject to the supervision of the Investment Manager and the Fund’s Board of Directors. Effective September 30, 2013, Mainstream resigned as sub-adviser to Series Z and the Investment Manager assumed all advisory obligations and responsibilities.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

OTHER INFORMATION (Unaudited)(concluded)

account information from Guggenheim regarding the minimum assets required to manage the Fund’s assets consistent with the Fund’s investment objectives and the undertaking by Guggenheim to assure adequate liquidity to meet Fund redemptions.

After reviewing the foregoing and related factors, the Committee concluded, within the context of its overall conclusions regarding the Investment Management Agreement, that the Fund’s performance was acceptable.

Comparative Fees, Costs of Services Provided and the Profits Realized by the Investment Manager from its Relationship with the Fund: The Committee compared the Fund’s contractual advisory fee and total net expense ratio, including expense ratio components (e.g., transfer agency fees, administration fees, other operating expenses, distribution fees and fee waivers/reimbursements), to the peer group of funds. The Committee noted that Fund’s contractual advisory fee and total net expense ratio was above the peer group median advisory fee and total net expense ratio, respectively. The Committee considered Guggenheim’s statement that the Fund has a limited peer group of funds and is unique to the space and that expenses generally have been affected by costs associated with the Fund’s exposure to LBIE. The Committee also took into account that the Investment Manager has entered into an expense limitation agreement with respect to the Fund. The Committee noted that Guggenheim did not identify any other fund with a similar investment objective and strategies for which the Investment Manager charges a lower advisory fee.

With respect to the costs of services provided and profits realized by Guggenheim from its relationship with the Fund, the Committee reviewed a profit and loss statement for the Fund setting forth the revenues received from gross advisory fees, the expenses incurred in providing services to the Fund, the pre-tax operating margin and profitability rate and the Fund’s average assets for the twelve months ended, and ending assets under management as of, December 31, 2012 and December 31, 2013, respectively, and information with respect to Guggenheim’s allocation methodologies used in preparing the profitability data.

The Committee considered other benefits available to the Investment Manager because of its relationship with the Fund and noted that Security Investors may be deemed to benefit from arrangements whereby an affiliate, Rydex Fund Services, LLC, receives fees for: (i) performing certain administrative functions and bookkeeping, accounting and pricing functions for the Fund pursuant to a Fund Accounting and Administration Agreement; and (ii) acting as transfer agent for the Fund and performing all shareholder servicing functions, including transferring record ownership, processing purchase and redemption transactions, answering inquiries, mailing shareholder communications, and acting as the dividend disbursing agent pursuant to a Transfer Agency Agreement. The Committee reviewed the compensation arrangements for the provision of the foregoing services. The Committee also noted Guggenheim’s statement that it may benefit from marketing synergies arising from offering a broad spectrum of products. Based on all of the information provided and its review, the Committee determined that Guggenheim’s profitability from its relationship with the Fund was not unreasonable.

Economies of Scale to be Realized: The Committee received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as Fund assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Committee considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. In this connection, the Committee noted that the Fund is closed to new investors because of the proceedings associated with LBIE and LBI, which has made certain assets illiquid, and that redemptions have reduced the size of the Fund.

Overall Conclusions

Based on the foregoing, the Committee determined that the investment advisory fees are fair and reasonable in light of the extent and quality of the services provided and other benefits received and that the continuation of the Investment Management Agreement is in the best interests of the Fund. In reaching this conclusion, no single factor was determinative and each Committee member, in the exercise of his business judgment, may attribute different weights to different factors. At the May Meeting, the Committee, constituting all of the Independent Trustees, recommended the renewal of the Investment Management Agreement for an additional 12-month term.

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee	Since 2014	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	86	None.
Donald A. Chubb, Jr. (1946)	Trustee and Vice Chairman of the Board	Since 1994	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-present).	82	None.
Jerry B. Farley (1946)	Trustee and Vice Chairman of the Audit Committee	Since 2005	Current: President, Washburn University (1997-present).	82	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2014	Current: Founder and President, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	82
Current: Mercator Minerals Ltd. (2013-present); Zincore Metals, Inc. (2009-present).

Former: Blue Sky Uranium Corp. (2011-2012); Axiom Gold and Silver Corp. (2011-2012); Stratagold Corp. (2003-2009); GFM Resources Ltd. (2005-2010).

Robert B. Karn III (1942)	Trustee and Chairman of the Audit Committee	Since 2014	Current: Consultant (1998-present). Former: Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	82	Current: Peabody Energy Company (2003-present); GP Natural Resource Partners, LLC (2002- present).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2014	Current: Partner, Nyberg & Cassioppi, LLC (2000-present). Former: Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	88	None.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - concluded
Maynard F. Oliverius (1943)	Trustee and Vice Chairman of the Contracts Review Committee	Since 1998	Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	82	None.
Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2014	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	85	Former: Bennett Group of Funds (2011-2013).

INTERESTED TRUSTEE
Donald C. Cacciapaglia*** (1951)	President, Chief Executive Officer and Trustee	Since 2012	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	214	Current: Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.
**	Each Trustee serves an indefinite term, until his successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of his position with the Funds’ Investment Manager and/or the parent of the Investment Manager.

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS
Joseph M. Arruda (1966)	Assistant Treasurer	Since 2010
Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

William H. Belden, III (1965)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (2006-present); Managing Director, Guggenheim Funds Investment Advisors, LLC (2005-present).

Former: Vice President of Management, Northern Trust Global Investments (1999-2005).

Mark J. Furjanic (1959)	Assistant Treasurer	Since 2014	Current: Vice President, Guggenheim Investments (2005-present); Assistant Treasurer, certain other funds in the Fund Complex (2008-present). Former: Senior Manager, Ernst & Young LLP (1999-2005).
James Howley (1972)	Assistant Treasurer	Since 2014
Current: Director, Guggenheim Investments (2004-present) ; Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Amy J. Lee (1961)	Vice President and Chief Legal Officer	Since 1987 (Secretary) Since 2007 (Vice President)
Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Derek Maltbie (1972)	Assistant Treasurer	Since 2014
Current: Vice President, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2011-present).

Former: Assistant Vice President, Guggenheim Funds Investment Advisors, LLC (2005-2011); Supervisor, Mutual Fund Administration, Van Kampen Investments, Inc. (1995-2005).

Mark E. Mathiasen (1978)	Secretary	Since 2013	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director and Associate General Counsel, Guggenheim Funds Services, LLC, and affiliates (2007-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014
Current: Assistant Secretary, certain other funds in the Fund Complex (April 2014-present); Associate, Guggenheim Investments (2012-present).

Former: J.D., University of Kansas School of Law (2009-2012).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - concluded
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012
Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Alison Santay (1974)	AML Officer	Since 2013
Current: AML Officer, certain other funds in the Fund Complex (2010-present); Director and AML Officer, Rydex Fund Services, LLC (2010-present); AML Officer, Security Investors, LLC (2010-present); Director, Shareholder Risk and Compliance, Rydex Fund Services, LLC (2004-present).

Former: AML Officer, Guggenheim Distributors, LLC (2013-March 2014).

Kimberly Scott (1974)	Assistant Treasurer	Since 2014
Current: Vice President, Guggenheim Investments (2012-present) ; Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (April 2014-present); Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer	Since 2014
Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	The business address of each officer is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

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THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

Item 2. Code of Ethics.

Not required at this time.

Item 3. Audit Committee Financial Expert.

Not required at this time.

Item 4. Principal Accountant Fees and Services.

Not required at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Mangers of Closed-end Management Investment Companies

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)        The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded based on such evaluation, as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)        The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)    Not applicable.

(a)(2)    Separate certifications by the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(a)(3)    Not applicable.

(b)        Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SBL Fund

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date	September 05, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date	September 05, 2014

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer and Treasurer

Date	September 05, 2014

* Print the name and title of each signing officer under his or her signature.